Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (16,573)	$ (11,106)	$ (10,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	9,401
Compensation and expenses for issuing convertible notes	2,209
Provision of expected credit losses	1,726	837	2,452
Fair value changes on convertible notes	948
Amortization of operating lease right-of-use assets	224	216	171
Depreciation and amortization	125	91	229
Losses from disposal of property, equipment and software	5
Inventory write-downs			49
Litigation related income	(4,321)
Gain on deconsolidation of subsidiaries	(759)		(78)
(Gain)/loss on lease early termination	15	(29)
Changes in operating assets and liabilities:
Accounts receivable	242	(353)	320
Advance to suppliers	(281)	4,975	5,244
Inventories	2,940	(2,285)	(202)
Amounts due from related parties	(72)	169	(154)
Prepayments and other current asset	3,397	(9,640)	(533)
Accounts payable	(307)	1,388	(1,078)
Deferred revenues	(4,816)	(2,651)	(4,081)
Accrued expenses and other current liabilities	584	7,592	630
Payable to redeemable non-controlling interests		1,102	329
Operating lease liabilities	(208)	(197)	(97)
Amounts due to related parties	847	(177)	67
Net cash used in operating activities	(4,674)	(10,068)	(7,281)
Cash flows from investing activities:
Purchase of property, equipment and software		(61)
Proceed from disposal of property and equipment			2
Loans to related parties	(41)	(117)	(82)
Collection of loans to related parties		70	217
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(3)
Net cash provided by/(used in) investing activities	(44)	(108)	137
Cash flows from financing activities:
Proceeds from borrowings from third parties	11,526	10,349	8,490
Repayments of borrowings to third parties	(10,530)	(8,242)	(8,656)
Payment for deferred offering cost		(377)	(1,123)
Proceeds from borrowings from related parties	608	1,566	2,375
Repayment of borrowings to related parties	(1,455)	(1,146)	(2,683)
Proceeds from capital contribution			8,846
Capital reduction of non-controlling interest		(704)
Issuance of ordinary shares upon IPO, net of issuance costs		9,029
Proceeds from issuance of convertible notes to a third party, net of issuance cost	2,343
Net cash provided by financing activities	2,492	10,475	7,249
Effect of exchange rate changes on cash, cash equivalents and restricted cash	21	54	(56)
Net increase/(decrease) in cash, cash equivalents and restricted cash:	(2,205)	353	49
Cash, cash equivalents and restricted cash at the beginning of period	2,473	2,120	2,071
Cash, cash equivalents and restricted cash at the end of the period	268	2,473	2,120
Supplemental disclosure of cash flow information:
Income tax paid	3
Interest paid	528	394	606
Supplemental schedule of non-cash activities:
Attribution of net loss to subsidiary’s mezzanine equity		(153)	(162)
Accretion of mezzanine equity to redemption value		10,300	11,587
Debt offset between related parties (Note 20)		153
Conversion of redeemable principal interests into ordinary shares upon IPO		131,308
Right-of-use assets obtained in exchange for new operating lease liabilities	92	453
Settlement of payable to redeemable non-controlling interests	16,000
Conversion of convertible note to equity	$ 315